Equity - Stock Options (Details)		9 Months Ended	12 Months Ended
	Jun. 24, 2024 $ / shares shares	Sep. 30, 2024 employee $ / shares shares	Dec. 31, 2023
Equity
Weighted average grant date fair value | $ / shares		$ 8.00
Number of Options
Outstanding, September 30, 2024		803,646
Weighted Average Exercise Price
Outstanding, September 30, 2024 | $ / shares		$ 12.11
Weighted Average Remaining Life In Years
Outstanding, September 30, 2024		9 years 8 months 23 days	0 years
Performance shares
Equity
Award vesting period		1 year
Number of employees | employee		2
Award requisite service period		1 year
Number of Options
Granted		174,302
Incentive Plan
Equity
Common stock shares	2,544,021	2,544,021
Number of Options
Granted	803,646
Weighted Average Exercise Price
Exercise price | $ / shares	$ 12.11